Income Taxes - Schedule Of Profit Before Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	¥ 487,819,233	$ 70,070,849	¥ 396,006,889	¥ 468,460,432
Cayman Islands [Member]
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	(5,359,465)	(769,839)	6,053,039
Hong Kong [Member]
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	18,479,616	2,654,431	5,855,270
China [Member]
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	¥ 474,699,082	$ 68,186,257	¥ 384,098,580